Note 34	6 Months Ended
Jun. 30, 2026
Fee and commission income (expense) [abstract]
Disclosure of fee and commission income (expense) [text block]	Fee and commission income and expense
The breakdown of the balance under these headings in the condensed consolidated income statements is as follows:

FEE AND COMMISSION INCOME. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	June 2026	June 2025
Securities	286	196
Corporate finance	79	69
Asset management	927	795
Custody securities	121	107
Payment services	4,726	4,134
Of which: Demand accounts	149	157
Of which: Credit and debit cards and POS (1)	3,978	3,433
Of which: Transfers and remittances	436	395
Customer funds distributed but not managed	398	372
Of which: collective investment	147	106
Of which: insurance products	237	257
Loan commitments given	246	173
Other commitments and financial guarantees given	312	264
Other fees and commissions	514	404
Total	7,607	6,514
(1) Points Of sale.

The breakdown of the balance under these headings in the condensed consolidated income statements is as follows:

FEE AND COMMISSION EXPENSE. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	June 2026	June 2025
Payment services	2,087	1,789
Of which: Credit and debit cards and POS (1)	1,959	1,696
Of which: Transfers, money orders and other payment orders	107	81
Commissions for selling insurance	25	27
Custody securities	57	45
Other fees and commissions	867	642
Total	3,036	2,503
(1) Points Of Sale.